Product Warranty (Tables)	12 Months Ended
Mar. 03, 2012
Commitments and Contingencies/Product Warranty [Abstract]
Change in the Company's warranty expense, actual warranty experience and accrued warranty obligations

Accrued warranty obligations as at February 28, 2009	$184

Actual warranty experience during fiscal 2010	(416)
Fiscal 2010 warranty provision	463
Adjustments for changes in estimate	21

Accrued warranty obligations as at February 27, 2010	252

Actual warranty experience during fiscal 2011	(657)
Fiscal 2011 warranty provision	806
Adjustments for changes in estimate	58

Accrued warranty obligations as at February 26, 2011	459

Actual warranty experience during fiscal 2012	(685)
Fiscal 2012 warranty provision	622
Adjustments for changes in estimate	12

Accrued warranty obligations as at March 3, 2012	$408